SHARE-BASED COMPENSATION - Information for Restricted Shares (Detail) - Restricted shares [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 6.07	$ 4.17	$ 8.14
Grant date fair value of restricted shares vested	$ 43,533	$ 20,317	$ 8,825
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of restricted shares vested	$ 351	$ 1,030	$ 2,026